RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and Liabilities Measured and Disclosed at Fair Value
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	Jun 30, 2019				Dec 31, 2018
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$322	$—	$—	$322	$173
Restricted cash(1)	184	—	—	184	181
Financial instrument assets(2)
Energy derivative contracts	—	26	—	26	3
Interest rate swaps	—	1	—	1	9
Foreign exchange swaps	—	29	—	29	55
Investments in equity securities	87	65	77	229	117
Property, plant and equipment	—	—	29,317	29,317	29,025
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	—	—	—	—	(22)
Interest rate swaps	—	(157)	—	(157)	(116)
Foreign exchange swaps	—	(9)	—	(9)	—
Contingent consideration(3)	—	—	(3)	(3)	(3)
Assets for which fair value is disclosed:
Equity-accounted investments(4)	896	—	—	896	703
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,791)	—	—	(1,791)	(2,367)
Non-recourse borrowing	(400)	(9,121)	—	(9,521)	(8,696)
Total	$(702)	$(9,166)	$29,391	$19,523	$19,062

(1)	Includes both the current amount and long-term amount included in Other long-term assets.

(2)	Includes both current and long-term amounts.

(3)	Amount relates to business combinations with obligations lapsing in 2024.

(4)	The fair value corresponds to Brookfield Renewable's investment in publicly-quoted common shares of TerraForm Power, Inc.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	Jun 30, 2019			Dec 31, 2018
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$26	$—	$26	$(19)
Interest rate swaps	1	157	(156)	(107)
Foreign exchange swaps	29	9	20	55
Investments in equity securities	229	—	229	117
Total	285	166	119	46
Less: current portion	46	21	25	33
Long-term portion	$239	$145	$94	$13

Unrealized Gains (Losses) included in Foreign Exchange and Unrealized Financial Instrument Loss
The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$6	$(2)	$12	$2
Interest rate swaps	(19)	15	(32)	20
Foreign exchange swaps - cash flow	(8)	62	(19)	46
Foreign exchange gain (loss)	9	(108)	9	(93)
	$(12)	$(33)	$(30)	$(25)

Unrealized Gains (Losses) included in Other Comprehensive Income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss):

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$25	$(4)	$38	$3
Interest rate swaps	(19)	1	(36)	11
	6	(3)	2	14
Foreign exchange swaps - net investment	7	57	1	61
Investments in equity securities	(3)	(4)	23	(11)
	$10	$50	$26	$64

Reclassification Adjustments Recognized in Net Income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$(8)	$—	$(7)	$8
Interest rate swaps	4	3	7	6
	$(4)	$3	$—	$14